UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUERDISTRIBUTION REPORT
PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from:
October 15, 2007 to November 15, 2007

Commission File Number of issuing entity: 333 -136826
TURQUOISE CARD BACKED SECURITIES PLC
(Exact name of issuing entity as specified in its charter)

Commission File Number of issuing entity: 333 – 136826 – 02
TURQUOISE FUNDING 1 LIMITED
(Exact name of depositor as specified in its charter)

HSBC BANK PLC
(Exact name of sponsor as specified in its charter)
England & Wales
(State or other jurisdiction of incorporation or organisation of the issuing entity)
N/A
(I.R.S. Employer Identification No.)
C/O Wilmington Trust SP Services (London) Ltd
Tower 42 (Level 11),
International Finance Centre,
25 Old Broad Street
London
(Address of principal executive offices of the issuing entity)
EC2N 1HQ
(Post code (UK equivalent of zip code))
44 20 7991 8888
(Telephone number, including area code)
N/A
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b)
Series 2006 - 02, Classes A, B and C			X
Series 2007 - 01, Classes A, B and C			X

Indicate by check mark whether the registrant:
(1)	has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports); and

(2)	has been subject to such filing requirements for the past 90 days.
YES     ☑      NO     ☐

PART I – DISTRIBUTION INFORMATION
Item 1 – Distribution and Pool Performance Information.
Response to Item 1 is set forth in Exhibit A(1) and Exhibit A(2), and in Exhibit B(1) and Exhibit B(2)
PART II – OTHER INFORMATION
Item 2 – Legal Proceedings
None
Item 3 – Sales of Securities and Use of Proceeds
None
Item 4 – Defaults upon Senior Securities
None
Item 5 – Submission of Matters to a Vote of Security Holders
None
Item 6 – Significant Obligors (SO) of Pool Assets
None
Item 7 – Significant Enhancement Provider (SEP) Information
None
Item 8 – Other Information
None
Item 9 – Exhibits:

Exhibit No.	Description

A(1)	TURQUOISE CARD BACKED SECURITIES plc – SERVICER REPORT, RECEIVABLES TRUST, Series 2006 – 02

A(2)	TURQUOISE CARD BACKED SECURITIES plc – SERVICER REPORT, RECEIVABLES TRUST, Series 2007 – 01

B(1)	TURQUOISE CARD BACKED SECURITIES plc – FORM OF MONTHLY PAYMENT ADVICE AND NOTIFICATION TO THE RECEIVABLES TRUSTEE, Series 2006 – 02

B(2)	TURQUOISE CARD BACKED SECURITIES plc – FORM OF MONTHLY PAYMENT ADVICE AND NOTIFICATION TO THE RECEIVABLES TRUSTEE, Series 2007 – 01

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorised.
BY: HSBC Bank plc
(As Servicer)

Signature:	/s/ Andrew J Huke

Name:	Andrew J Huke

Title:	Senior Manager, ALM, HSBC Bank plc

Dated:	15th November 2007